Investments	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
Investments

3.	INVESTMENTS

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

The Plan holds investments in a stable value fund, which consists of debt and equity securities wrapped by FBRICs. The FBRICs enable the fund to realize a specific known value for the assets if it needs to liquidate them for benefit payments. The FBRICs are issued by banks and insurance companies and serve to preserve the value of the fund’s investments by mitigating fluctuations in the market value of the associated underlying investments. These investment contracts are measured daily and may be redeemed daily with no restrictions related to the redemption notice period. However, if redemption does occur, the redeemed funds cannot be reinvested in a competing fund for at least 90 days. There are no reserves against the contract value for credit risk of the contract issuer or otherwise. Certain events, such as layoffs or early retirement incentives, may limit the ability of participants to access their investments at contract value. The likelihood of such events limiting the ability of the Plan to transact at contract value is not probable. The stable value fund has a Plan restriction requiring a 12-month notice period for fund redemption. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

Recurring Measurements – The table below presents the fair value measurements of assets recognized in the accompanying Statements of Net Assets Available for Benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024.

Where quoted market prices are available in an active market, investments are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using quoted prices of investments with similar characteristics or independent asset pricing services and pricing models, the inputs of which are market-based or independently sourced market parameters, including, but not limited to, yield curves, interest rates, and cash flows. Such investments are classified in Level 2 of the valuation hierarchy.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
December 31, 2025
Mutual Funds	$128,245,413	$128,245,413	$—
Common / Collective Trusts	557,325,925	—	557,325,925
Spire Inc. ESOP	54,835,856	54,835,856	—
Self-Directed Brokerage Accounts	9,528,697	9,528,697	—
Total Assets in the Fair Value Hierarchy	$749,935,891	$192,609,966	$557,325,925
Common/Collective Trusts measured at net asset value*	10,143,686
Total Assets	$760,079,577

December 31, 2024
Mutual Funds	$120,039,325	$120,039,325	$—
Common/Collective Trusts	483,569,681	—	483,569,681
Spire Inc. ESOP	49,373,212	49,373,212	—
Self-Directed Brokerage Accounts	6,845,065	6,845,065	—
Total Assets in the Fair Value Hierarchy	$659,827,283	$176,257,602	$483,569,681
Common/Collective Trusts measured at net asset value*	12,908,694
Total Assets	$672,735,977

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.